Allison L. Pristash

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1220

allison.pristash@blackrock.com

December 30, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Trust funds, each dated December 30, 2024, do not differ from those contained in Post-Effective Amendment No. 2,796 to the Trust’s Registration Statement on Form N-1A, filed electronically on December 20, 2024:

iShares Climate Conscious & Transition MSCI USA ETF

iShares Currency Hedged MSCI Eurozone ETF

iShares Currency Hedged MSCI Japan ETF

iShares Emergent Food and AgTech Multisector ETF

iShares ESG Advanced MSCI EAFE ETF

iShares ESG Advanced MSCI EM ETF

iShares ESG Advanced MSCI USA ETF

iShares ESG Aware MSCI EAFE ETF

iShares ESG Aware MSCI USA ETF

iShares ESG Aware MSCI USA Growth ETF

iShares ESG Aware MSCI USA Small-Cap ETF

iShares ESG Aware MSCI USA Value ETF

iShares ESG MSCI EM Leaders ETF

iShares ESG MSCI USA Leaders ETF

iShares MSCI Brazil Small-Cap ETF

iShares MSCI China ETF

iShares MSCI China Multisector Tech ETF

iShares MSCI China Small-Cap ETF

iShares MSCI Denmark ETF

iShares MSCI Emerging Markets Quality Factor ETF

iShares MSCI Emerging Markets Value Factor ETF

iShares MSCI Finland ETF

iShares MSCI Global Sustainable Development Goals ETF

iShares MSCI India ETF

iShares MSCI India Small-Cap ETF

iShares MSCI Indonesia ETF

iShares MSCI Ireland ETF

iShares MSCI Japan Value ETF

iShares MSCI Kuwait ETF

iShares MSCI New Zealand ETF

iShares MSCI Norway ETF

iShares MSCI Peru and Global Exposure ETF

iShares MSCI Philippines ETF

iShares MSCI Poland ETF

iShares MSCI Qatar ETF

iShares MSCI Saudi Arabia ETF

iShares MSCI UAE ETF

iShares MSCI United Kingdom ETF

iShares MSCI United Kingdom Small-Cap ETF

iShares MSCI Water Management Multisector ETF

iShares Paris-Aligned Climate MSCI USA ETF

iShares Paris-Aligned Climate MSCI World ex USA ETF

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary